Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Leases [Abstract]
Operating lease cost	$ 10,139	$ 21,695
Operating leases have remaining lease terms	4 months		10 months
Weighted average remaining lease term	3 months 29 days
Weighted average discount rate	4.22%
Short term leases cost	$ 1,273	$ 1,243